Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Segment Reporting
All figures in the table below are stated in million US dollar, except volume (million hls).

.	North America			Middle Americas			South America			EMEA			Asia Pacific

	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

.

Volume	83	86	90	150	150	149	155	161	162	93	94	90	79	84	93

Revenue	14 207	14 655	15 072	17 376	17 072	16 348	11 954	12 423	12 040	9 502	9 003	8 589	5 693	6 196	6 824

Profit from operations	3 747	4 350	3 607	7 382	6 809	6 201	2 909	3 012	2 838	2 022	1 765	1 461	1 011	1 222	1 451

Net finance income/(expense)

Share of results of associates

Exceptional share of results of associates

Income tax expense

Profit

.

Segment assets (non-current)¹	61 445	61 837	62 436	73 560	66 567	74 142	13 764	12 820	14 791	30 845	27 951	29 302	10 964	10 952	11 980

Gross capex¹	391	436	495	921	1 164	1 368	660	702	830	750	668	906	307	379	498

FTE	15 449	16 492	17 950	43 085	45 630	48 069	32 931	34 639	36 267	19 264	19 979	21 011	20 908	21 483	24 992

1
Amended to conform to the 2025 presentation.

	Global Export and Holding Companies			AB InBev Worldwide

	2025	2024	2023	2025	2024	2023

.

Volume	-	-	-	561	576	585

Revenue	588	418	508	59 320	59 768	59 380

Profit from operations	(1 666)	(1 671)	(1 592)	15 405	15 487	13 966

Net finance income/(expense)				(4 465)	(5 353)	(5 102)

Share of results of associates				378	329	295

Exceptional share of results of associates				9	104	(35)

Income tax expense				(2 850)	(3 152)	(2 234)

Profit				8 477	7 416	6 891

.

Segment assets (non-current)¹	3 461	3 511	3 323	194 039	183 637	195 973

Gross capex¹	628	513	540	3 656	3 863	4 638

FTE	5 168	5 662	6 251	136 805	143 885	154 540

1
Amended to conform to the 2025 presentation.